Offerings	Mar. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering Note	(i) The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) depositary shares, (e) warrants to purchase common stock, preferred stock or other securities of the registrant, (f) subscription rights, (g) purchase contracts, and (h) units consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. (ii) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend or similar transaction. (iii) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. (iv) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee other than the registration fee due in connection with $150,000,000 of shares of common stock that may be issued and sold from time to time under the at-the-market offering prospectus supplement included herein, all of which are Unsold Securities (as defined below) being carried forward (see footnote 9 below). Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See note 1.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 216,385,563.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-277584
Carry Forward Initial Effective Date	Mar. 21, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 33,128.63
Offering Note	Pursuant to 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include unsold securities previously registered by the registrant on the registrant's shelf registration statement on Form S-3 (File No. 333-277584), originally filed on March 1, 2024, as amended on March 14, 2025 and March 17, 2025 (the "Prior Registration Statement"). The Prior Registration Statement registered the offer and sale of an indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) depositary shares, (e) warrants to purchase common stock, preferred stock or other securities of the registrant, (f) subscription rights, (g) purchase contracts, and (h) units consisting of some or all of these securities in any combination up to an aggregate offering price of $350,000,000, including, pursuant to the prospectus supplement dated May 8, 2025, up to $119,000,000 in shares of the registrant's common stock (the "ATM Shares") that may be issued and sold under a certain sales agreement with TD Securities (USA) LLC. The registrant previously paid a fee of $53,585.00 related to such $350,000,000 in shares of common stock, of which $216,385,563 remain unsold (the "Unsold Securities), including $71,635,408 of the ATM Shares (the "Unsold ATM Securities"). The registrant has determined to include in this registration statement the Unsold Securities, including the Unsold ATM Securities, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement.